Revenue - Disaggregation of revenue from contracts with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	€ 108,622	€ 106,424	€ 60,938
Time charter services and transportation and installation services
Revenue
Revenue	99,841	104,578	56,449
Other revenue, including fees earned for early termination by customers of contracts
Revenue
Revenue	€ 8,781	€ 1,846	€ 4,489